Label	Element	Value
Tax Effect On Adjustment To Retained Earnings Due To IFRS Adoption	bt_TaxEffectOnAdjustmentToRetainedEarningsDueToIFRSAdoption	£ 248,000,000	[1]
Tax Effect On Adjustment To Retained Earnings Due To IFRS Adoption	bt_TaxEffectOnAdjustmentToRetainedEarningsDueToIFRSAdoption	(16,000,000)	[1]
Adjustment To Retained Earnings On Adoption Of New IFRS Standards	bt_AdjustmentToRetainedEarningsOnAdoptionOfNewIFRSStandards	1,308,000,000	[1]
Adjustment To Retained Earnings On Adoption Of New IFRS Standards	bt_AdjustmentToRetainedEarningsOnAdoptionOfNewIFRSStandards	(87,000,000)	[1]
Adjusted Equity	bt_AdjustedEquity	10,971,000,000
Adjusted Equity	bt_AdjustedEquity	10,096,000,000
Jurisdictional Offset [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	0
Sharebased Payments [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(6,000,000)
Other [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(54,000,000)
Tax Losses [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(70,000,000)
Fixed Asset Temporary Differences [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	1,398,000,000
Retirement Benefit Obligations [Member]
Deferred tax liability (asset)	ifrs-full_DeferredTaxLiabilityAsset	(1,210,000,000)
Merger reserve [member]
Adjusted Equity	bt_AdjustedEquity	6,647,000,000	[2]
Adjusted Equity	bt_AdjustedEquity	4,147,000,000	[2]
Retained earnings [member]
Tax Effect On Adjustment To Retained Earnings Due To IFRS Adoption	bt_TaxEffectOnAdjustmentToRetainedEarningsDueToIFRSAdoption	248,000,000	[1]
Tax Effect On Adjustment To Retained Earnings Due To IFRS Adoption	bt_TaxEffectOnAdjustmentToRetainedEarningsDueToIFRSAdoption	(16,000,000)	[1]
Adjustment To Retained Earnings On Adoption Of New IFRS Standards	bt_AdjustmentToRetainedEarningsOnAdoptionOfNewIFRSStandards	1,308,000,000	[1]
Adjustment To Retained Earnings On Adoption Of New IFRS Standards	bt_AdjustmentToRetainedEarningsOnAdoptionOfNewIFRSStandards	(87,000,000)	[1]
Adjusted Equity	bt_AdjustedEquity	2,426,000,000
Adjusted Equity	bt_AdjustedEquity	3,848,000,000
Treasury shares [member]
Adjusted Equity	bt_AdjustedEquity	(186,000,000)	[3]
Adjusted Equity	bt_AdjustedEquity	(167,000,000)	[3]
Issued capital [member]
Adjusted Equity	bt_AdjustedEquity	499,000,000	[4]
Adjusted Equity	bt_AdjustedEquity	499,000,000	[4]
Share premium [member]
Adjusted Equity	bt_AdjustedEquity	1,051,000,000	[5]
Adjusted Equity	bt_AdjustedEquity	1,051,000,000	[5]
Other reserves [member]
Adjusted Equity	bt_AdjustedEquity	534,000,000	[6]
Adjusted Equity	bt_AdjustedEquity	718,000,000	[6]
Land and buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	4,628,000,000
Motor vehicles [member]
Right-of-use assets	ifrs-full_RightofuseAssets	338,000,000
Network infrastructure [member]
Right-of-use assets	ifrs-full_RightofuseAssets	£ 189,000,000

[1]	Opening retained earnings adjusted following adoption of IFRS 15 & 9 on 1 April 2018 and IFRS 16 on 1 April 2019. See note 1 to the consolidated financial statements for further detail on the impact of adopting IFRS 16.
[2]	The merger reserve balance at 1 April 2017 includes £998m related to the group reorganisation that occurred in November 2001 and represented the difference between the nominal value of shares in the new parent company, BT Group plc, and the aggregate of the share capital, share premium account and capital redemption reserve of the prior parent company, British Telecommunications plc. In addition, on 29 January 2016, the company issued 1,594,900,429 ordinary shares of 5p at 470.7p per share. These shares were used as part consideration for the acquisition of EE. As a result of this transaction the merger reserve was credited with £7,424m net of £3m issue costs. Following settlement of intercompany loans by qualifying consideration of £1,575m and (2018/19: £2,500m), equivalent balances were transferred from merger reserve to realised profit.
[3]	For further analysis of own shares, see note 21.
[4]	The allotted, called up, and fully paid ordinary share capital of BT Group plc at 31 March 2020 was £499m comprising 9,968,127,681 ordinary shares of 5p each (2019: £499m comprising 9,968,127,681 ordinary shares of 5p each).
[5]	The share premium account, comprising the premium on allotment of shares, is not available for distribution.
[6]	For further analysis of other reserves, see note 29.